Land use rights, net	12 Months Ended
Dec. 31, 2018
Land use rights, net
Land use rights, net

6. Land use rights, net

There is no private land ownership in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use rights are amortized using the straight-line method over the lease term of around 50 years or less.

	As of December 31,
	2017	2018
	RMB	RMB
Cost	1,688,966	2,093,750
Less: Accumulated amortization	(86,058)	(124,574)
Land use rights, net	1,602,908	1,969,176

Amortization expenses for land use rights were RMB23,310, RMB35,964 and RMB38,516 for the years ended December 31, 2016, 2017 and 2018, respectively.

As at December 31, 2017 and 2018, the title certificates for certain land use right of the Group with carrying value of approximately RMB36,998 and RMB114,807, respectively, has not been obtained.